15. CREDIT QUALITY OF FINANCING RECEIVABLES AND ALLOWANCE FOR CREDIT LOSSES (Details 2) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Impaired Financing Receivable, Gross Amount	$ 39,231	$ 34,800
Impaired Financing Receivable, Allowance For Credit Losses	16,658	12,337
Impaired Financing Receivable, Total Carrying Amount	22,573	22,463
Direct financing and sales-type leases
Impaired Financing Receivable, Gross Amount	862	5,084
Impaired Financing Receivable, Allowance For Credit Losses	249	296
Impaired Financing Receivable, Total Carrying Amount	613	4,788
Accounts Receivable
Impaired Financing Receivable, Gross Amount	38,369	29,716
Impaired Financing Receivable, Allowance For Credit Losses	16,409	12,041
Impaired Financing Receivable, Total Carrying Amount	$ 21,960	$ 17,675